UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SELECT FUND

FORM N-Q

JANUARY 31, 2015

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited)	January 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 1.1%
Fox Factory Holding Corp.	9,352	$142,057	*

Internet & Catalog Retail - 2.3%
Priceline Group Inc.	150	151,422	*
TripAdvisor Inc.	2,015	135,025	*

Total Internet & Catalog Retail		286,447

Media - 2.3%
Lions Gate Entertainment Corp.	9,993	287,099

Specialty Retail - 5.8%
Advance Auto Parts Inc.	1,266	201,294
Lumber Liquidators Holdings Inc.	3,199	202,017	*
Ross Stores Inc.	3,490	320,068

Total Specialty Retail		723,379

Textiles, Apparel & Luxury Goods - 0.3%
Michael Kors Holdings Ltd.	552	39,076	*

TOTAL CONSUMER DISCRETIONARY		1,478,058

ENERGY - 1.9%
Energy Equipment & Services - 1.9%
Oceaneering International Inc.	4,444	232,688

FINANCIALS - 4.8%
Banks - 1.5%
CIT Group Inc.	4,316	189,127

Capital Markets - 1.7%
Financial Engines Inc.	5,818	208,866

Diversified Financial Services - 0.0%
Primus Guaranty Ltd.	3,882	855	*

Real Estate Management & Development - 1.6%
CBRE Group Inc., Class A Shares	6,126	198,115	*

TOTAL FINANCIALS		596,963

HEALTH CARE - 15.7%
Biotechnology - 4.3%
Acorda Therapeutics Inc.	2,487	103,335	*
Alexion Pharmaceuticals Inc.	2,320	425,117	*
Spark Therapeutics Inc.	120	6,000

Total Biotechnology		534,452

Health Care Equipment & Supplies - 3.3%
Insulet Corp.	6,159	181,013	*
Novadaq Technologies Inc.	9,500	135,185	*
Veracyte Inc.	12,342	99,970	*

Total Health Care Equipment & Supplies		416,168

Health Care Providers & Services - 0.5%
Accretive Health Inc.	10,617	62,109	*

Health Care Technology - 2.0%
athenahealth Inc.	1,843	257,486	*

Life Sciences Tools & Services - 2.8%
INC Research Holdings Inc., Class A Shares	5,960	138,868	*
Parexel International Corp.	3,415	208,178	*

Total Life Sciences Tools & Services		347,046

Pharmaceuticals - 2.8%
Endo International PLC	2,280	181,505	*

See Notes to Schedule of Investments.

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Pacira Pharmaceuticals Inc.	1,619	$173,800	*

Total Pharmaceuticals		355,305

TOTAL HEALTH CARE		1,972,566

INDUSTRIALS - 5.9%
Building Products - 1.5%
Trex Co. Inc.	4,476	190,364	*

Commercial Services & Supplies - 2.7%
Copart Inc.	9,113	333,536	*

Professional Services - 0.3%
RPX Corp.	3,480	42,978	*

Trading Companies & Distributors - 1.4%
H&E Equipment Services Inc.	9,875	173,208

TOTAL INDUSTRIALS		740,086

INFORMATION TECHNOLOGY - 51.1%
Internet Software & Services - 23.0%
Alibaba Group Holding Ltd., Sponsored ADR	3,328	296,458	*
Baidu Inc., ADR	1,321	287,872	*
comScore Inc.	1,971	81,915	*
Cornerstone OnDemand Inc.	8,783	289,400	*
E2open Inc.	26,654	156,992	*
GrubHub Inc.	4,249	146,293	*
LendingClub Corp.	12,660	237,628	*
LivePerson Inc.	18,413	197,019	*
Marketo Inc.	5,446	187,506	*
MercadoLibre Inc.	2,159	267,587
New Relic Inc.	2,292	71,190	*
Trulia Inc.	5,958	254,287	*
Wix.com Ltd.	5,392	106,654	*
XO Group Inc.	18,360	301,838	*

Total Internet Software & Services		2,882,639

IT Services - 1.5%
Visa Inc., Class A Shares	744	189,653

Software - 24.7%
Adobe Systems Inc.	2,750	192,858	*
Barracuda Networks Inc.	4,760	161,174	*
BroadSoft Inc.	7,761	208,693	*
Citrix Systems Inc.	4,386	259,914	*
Datastax	15,047	107,998	(a)(b)(c)
Fortinet Inc.	11,783	352,253	*
HubSpot Inc.	2,320	78,068	*
MicroStrategy Inc., Class A Shares	784	126,694	*
Mobileye NV	2,545	100,248	*
Monotype Imaging Holdings Inc.	10,950	321,273
Qualys Inc.	7,473	284,123	*
ServiceNow Inc.	2,479	180,719	*
Solarwinds Inc.	5,749	276,814	*
Tableau Software Inc., Class A Shares	2,838	229,197	*
Varonis Systems Inc.	5,394	177,840	*

See Notes to Schedule of Investments.

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY			SHARES	VALUE
Software - (continued)
Verint Systems Inc.			857	$45,747	*

Total Software				3,103,613

Technology Hardware, Storage & Peripherals - 1.9%
Apple Inc.			2,093	245,216

TOTAL INFORMATION TECHNOLOGY				6,421,121

TELECOMMUNICATION SERVICES - 3.7%
Wireless Telecommunication Services - 3.7%
SBA Communications Corp., Class A Shares			4,035	470,885	*

TOTAL COMMON STOCKS (Cost - $9,436,927)				11,912,367

PREFERRED STOCKS - 1.8%
CONSUMER DISCRETIONARY - 0.7%
Media - 0.7%
Turn Inc., Series E Shares			12,626	84,215	(a)(b)(c)

INFORMATION TECHNOLOGY - 1.1%
Software - 1.1%
AppDynamics Inc., Series E Shares			14,037	138,997	(a)(b)(c)

TOTAL PREFERRED STOCKS (Cost - $244,298)				223,212

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
Coach Inc., Put @ $36.00 (Cost - $1,188)		2/6/15	11	165	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $9,682,413)				12,135,744

	RATE		SHARES
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $250,378)	0.088%		250,378	250,378

TOTAL INVESTMENTS - 98.7% (Cost - $9,932,791#)				12,386,122
Other Assets in Excess of Liabilities - 1.3%				168,834

TOTAL NET ASSETS - 100.0%				$12,554,956

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)	Restricted security (see Note 3).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Michael Kors Holdings Ltd., Put	2/6/15	$67.00	5	$675
Parexel International Corp., Call	2/20/15	65.00	5	225

TOTAL WRITTEN OPTIONS (Premiums received - $1,720)				$900

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Information technology	$6,313,123	—	$107,998	$6,421,121
Other common stocks	5,491,246	—	—	5,491,246
Preferred stocks:
Consumer discretionary	—	—	84,215	84,215
Information technology	—	—	138,997	138,997
Purchased options	—	$165	—	165

Total long-term investments	$11,804,369	$165	$331,210	$12,135,744

Short-term investments	250,378	—	—	250,378

Total investments	$12,054,747	$165	$331,210	$12,386,122

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$900	—	—	$900

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCK	PREFERRED STOCKS
INVESTMENTS IN SECURITIES	INFORMATION TECHNOLOGY	CONSUMER DISCRETIONARY	INFORMATION TECHNOLOGY	TOTAL
Balance as of October 31, 2014	$107,998	$105,301	$138,997	$352,296
Accrued premiums/discounts	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation
(depreciation)(1)	—	(21,086)	—	(21,086)
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of January 31, 2015	$107,998	$84,215	$138,997	$331,210

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2015(1)	—	$(21,086)	—	$(21,086)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,844,281
Gross unrealized depreciation	(390,950)

Net unrealized appreciation	$2,453,331

During the period ended January 31, 2015, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of October 31, 2014	37	$1,924
Options written	10	1,720
Options closed	—	—
Options exercised	—	—
Options expired	(37)	(1,924)

Written options, outstanding as of January 31, 2015	10	$1,720

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at January 31, 2015	Value per Share	Percent of Net Assets	Distributions Received
Turn Inc., Series E Shares	12,626	12/13	$105,301	$84,215	$6.67	0.67%	—
AppDynamics Inc., Series E Shares	14,037	7/14	138,997	138,997	9.90	1.11	—
Datastax	15,047	8/14	107,998	107,998	7.18	0.86	—

			$352,296	$331,210		2.64%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 19, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 19, 2015